Fees Summary	Jun. 24, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 2,417,000
Previously Paid Amount	0.00
Total Fee Amount	370.04
Total Offset Amount	0.00
Net Fee	370.04
Narrative - Max Aggregate Offering Price	$ 2,417,000
Final Prospectus	true